Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

	Years Ended
	December 31,
	2023	2022

Statutory U.S. federal income tax rate	(21.0)%	(21.0)%
State income taxes, net of
federal income tax benefit	(0.0)%	(0.0)%
Tax effect of expenses that are not
deductible for income tax purposes:
Amortization of debt discount	16.8%	0.0%
Change in fair value of derivative liability	(13.5)%	0.0%
Other	(0.7)%	0.0%
Change in Valuation Allowance	18.4%	21.0%
Effective tax rate	0.0%	0.0%

Schedule of deferred income tax assets

	2023	2022
Deferred Tax Assets:
Net Operating Losses	$4,222,999	$1,611,487
Other	1,743	1,962
Stock-based compensation	486,448	186,611
Total deferred tax assets	4,711,190	1,800,060

Deferred Tax Liabilities	—	—

Valuation Allowance	(4,711,190)	(1,800,060)

Net deferred tax assets	$—	$—